Document and Entity Information	Jul. 10, 2023
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001837248
Document Type	8-K
Document Period End Date	Jul. 10, 2023
Entity Registrant Name	Sustainable Development Acquisition I Corp.
Entity File Number	001-40002
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	85-4353398
Entity Address, Address Line One	5701 Truxtun Avenue
Entity Address, Address Line Two	Suite 201
Entity Address, City or Town	Bakersfield
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	93309
City Area Code	(323)
Local Phone Number	329-821
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Units Each Consisting Of One Share Of Class A Common Stock 0.0001 Par Value And One Half Of One Redeemable Warrant 2 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one share of Class A Common Stock, $0.0001 par value, and one-half of one redeemable Warrant
Trading Symbol	SDACU
Security Exchange Name	NASDAQ
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A Common Stock, $0.0001 par value
Trading Symbol	SDAC
Security Exchange Name	NASDAQ
Redeemable Warrants Each Whole Warrant Exercisable For One Share Of Class A Common Stock Each At An Exercise Price Of 11.50 Per Share 1 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Redeemable Warrants, each whole Warrant exercisable for one share of Class A Common Stock, each at an exercise price of $11.50 per share
Trading Symbol	SDACW
Security Exchange Name	NASDAQ